Income Taxes - Summary of Reconciliation of Effective Tax Rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Tax rate	19.00%	19.00%